Description of the business and summary of significant accounting policies - Foreign currency exchange differences and liabilities and provisions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 $ / $ Q / $	Dec. 31, 2020 $ / $ ₡ / $	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2020 MXN ($) $ / $	Dec. 31, 2019 $ / $ Q / $	Dec. 31, 2019 $ / $ ₡ / $	Dec. 31, 2019 $ / $ USD ($)	Dec. 31, 2019 MXN ($) $ / $	Dec. 31, 2018 $ / $ Q / $	Dec. 31, 2018 $ / $ ₡ / $	Dec. 31, 2018 MXN ($) $ / $	Apr. 29, 2021 $ / $	Dec. 31, 2020 Q / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 USD ($)	Dec. 31, 2019 Q / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $
Description of the business and summary of significant accounting policies
Average exchange rate for year	7.7292	588.4240	21.4961		7.7066	590.9574	19.2618		7.5337	580.8534
Exchange rate as of end of the year	19.9487	19.9487	19.9487	19.9487	18.8452	18.8452	18.8452	18.8452	19.6829	19.6829	19.6829	19.9785	7.8095	615.7800	19.9487	7.6988	573.4400	18.8452	7.7440	609.6100
Exchange differences on translation of foreign operations			$ 1,202,000	$ 23,970				$ 8,045			$ 22,156